Intangibles	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangibles
Note 8. Intangibles

	Consolidated
	December 2023	June 2023
	$	$
Paxalisib Licensing agreement — at acquired fair value	16,407,788	16,407,788
Less: Accumulated amortisation	(7,792,901)	(7,250,728)

	8,614,887	9,157,060

EVT-801 Licensing agreement — at cost	9,813,362	9,813,362
Less: Accumulated amortisation	(2,093,522)	(1,700,990)

	7,719,840	8,112,372

	16,334,727	17,269,432

Reconciliations
Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	EVT801 licensing agreement	Paxalisib licensing agreement	Total
Consolidated	$	$	$
Balance at 1 July 2023	8,112,372	9,157,060	17,269,432
Amortisation expense	(392,532)	(542,173)	(934,705)

Balance at 31 December 2023	7,719,840	8,614,887	16,334,727